CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (29,290)	$ (24,609)	$ (32,203)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	946	887	762
Changes in accrued liability for employee rights upon retirement	21	38	106
Share-based compensation expenses	1,217	2,552	4,654
Net changes in operating leases	71	5
Changes in fair value of marketable securities	138	65	29
Finance expenses, net	12	50	(34)
Changes in operating asset and liabilities:
Receivables from collaborative arrangements	1,967	(4,120)
Prepaid expenses and other current assets	219	1,694	(1,463)
Accounts payable, accrued expenses and other	(542)	938	3,029
Long term receivables			1,653
Net cash used in operating activities	(25,241)	(22,500)	(23,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(449)	(597)	(1,052)
Bank deposits	(21,400)	1,000	3,000
Restricted long-term deposits	(21)	(10)	8
Investments in marketable securities	(32,322)	(38,702)	(71,783)
Proceeds from sales and maturity of marketable securities	51,498	54,333	15,092
Net cash provided by (used in) investing activities	(2,694)	16,024	(54,735)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options granted to employees	151		44
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	21,306	10,613	78,775
Net proceeds from issuance of shares and warrants to the controlling shareholder through private placement	5,000
Net cash provided by financing activities	26,457	10,613	78,819
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(12)	(50)	34
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,490)	4,087	651
CASH AND CASH EQUIVALENTS AND RESRICTED CASH AT BEGINNING OF THE YEAR	9,762	5,675	5,024
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	8,272	9,762	5,675
Cash and Cash equivalents	7,122	9,412	5,325
Restricted cash	1,150	350	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	8,272	9,762	5,675
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	378	1,329
Conversion of loans from the controlling shareholder			65,338
SUPPLEMENTARY INFORMATION:
Income taxes paid	7
Interest received	$ 770	$ 1,600	$ 1,477